Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes
Income Taxes

Note 14 Income Taxes

The provision for income taxes includes income taxes currently payable and those deferred because of temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities.

The components of income tax expense included in the Consolidated Statements of Income are as follows:

	Years Ended December 31,
(in thousands)	2016	2015	2014
Current income tax expense:
Federal	$140,079	139,228	126,203
State	9,218	9,255	5,161
Foreign	4,443	4,762	7,694
Total current income tax expense	153,740	153,245	139,058
Deferred income tax expense (benefit):
Federal	8,393	(2,198)	(3,623)
State	(65)	442	(2,039)
Foreign	(893)	(125)	(3,635)
Total deferred income tax expense (benefit)	7,435	(1,881)	(9,297)
Total income tax expense	$161,175	151,364	129,761

	Years Ended December 31,
(in thousands)	2016	2015	2014
Components of income before income tax expense:
Domestic	$454,763	488,515	369,888
Foreign	6,451	8,373	23,041
Total income before income tax expense	$461,214	496,888	392,929

Income tax expense differs from the amounts computed by applying the statutory U.S. federal income tax rate of 35% to income before income taxes, noncontrolling interest and equity in income of equity investments as a result of the following:

	Years Ended December 31,
(in thousands)	2016	2015	2014
Computed "expected" income tax expense	$161,425	173,911	137,525
Increase (decrease) in income tax expense resulting from:
International tax rate differential and equity income	8,715	8,367	6,541
State income tax expense, net of federal income tax effect	9,127	7,101	4,823
Increase (decrease) in valuation allowance	2,855	(517)	(4,550)
Tax credits	(15,695)	(28,831)	(3,459)
Deduction for domestic production activities	(12,950)	(11,550)	(8,750)
Permanent differences and other, net	7,698	2,883	(2,369)
Total income tax expense	$161,175	151,364	129,761

Temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities that give rise to significant portions of the net deferred tax liability as of December 31, 2016 and 2015 relate to the following:

	As of December 31,
(in thousands)	2016	2015
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$34,490	29,522
Allowances for doubtful accounts and billing adjustments	1,512	1,399
Deferred revenue	27,461	31,713
Share-based compensation	25,497	22,088
Foreign currency translation	4,019	-
Other, net	38,341	34,673
Total deferred income tax assets	131,320	119,395
Less valuation allowance for deferred income tax assets	(21,301)	(18,446)
Net deferred income tax assets	110,019	100,949
Deferred income tax liabilities:
Excess tax over financial statement depreciation	(63,432)	(61,161)
Computer software development costs	(80,837)	(82,835)
Purchase accounting adjustments	(344,547)	(114,171)
Foreign currency translation	-	(4,522)
Other, net	(33,700)	(24,462)
Total deferred income tax liabilities	(522,516)	(287,151)
Net deferred income tax liabilities	$(412,497)	(186,202)

Total net deferred tax assets (liabilities):
Noncurrent deferred tax asset	$7,055	6,242
Noncurrent deferred tax liability	(419,552)	(192,444)
Net deferred tax liability	$(412,497)	(186,202)

As of December 31, 2016, TSYS had recognized deferred tax assets from net operating losses, capital losses and federal and state income tax credit carryforwards of $8.5 million, $0.4 million and $25.6 million, respectively. As of December 31, 2015, TSYS had recognized deferred tax assets from net operating losses and federal and state income tax credit carryforwards of $4.5 million and $25.0 million, respectively. Net deferred income tax liabilities were also adjusted for acquisition activities. Refer to Note 23 for more information on acquisitions.

In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Management believes it is more likely than not that TSYS will realize the benefits of these deductible differences, net of existing valuation allowances. The valuation allowance for deferred tax assets was $21.3 million and $18.4 million at December 31, 2016 and 2015, respectively. The increase in the valuation allowance for deferred income tax assets was $2.9 million for 2016. The increase relates to foreign tax credits which, more likely than not, will not be realized in later years.

TSYS has adopted the permanent reinvestment exception under GAAP, with respect to future earnings of certain foreign subsidiaries. As a result, TSYS considers foreign earnings related to these foreign operations to be permanently reinvested. No provision for U.S. federal and state incomes taxes has been made in the consolidated financial statements for those non-U.S. subsidiaries whose earnings are considered to be reinvested. The amount of undistributed earnings considered to be “reinvested” which may be subject to tax upon distribution was approximately $81.1 million as of December 31, 2016.  Although TSYS does not intend to repatriate these earnings, a distribution of these non-U.S. earnings in the form of dividends, or otherwise, would subject the Company to both U.S. federal and state income taxes, as adjusted for non-U.S. tax credits, and withholding taxes payable to the various non-U.S. countries. Determination of the amount of any unrecognized deferred income tax liability on these undistributed earnings is not practicable.

TSYS is the parent of an affiliated group that files a consolidated U.S. federal income tax return and most state and foreign income tax returns on a separate entity basis. In the normal course of business, the Company is subject to examinations by these taxing authorities unless statutory examination periods lapse. TSYS is no longer subject to U.S. federal income tax examinations for years before 2011 and with few exceptions, the Company is no longer subject to income tax examinations from state and local or foreign tax authorities for years before 2005. There are currently federal income tax examinations in progress for the years 2011 through 2013. Additionally, a number of tax examinations are in progress by the relevant state tax authorities. Although TSYS is unable to determine the ultimate outcome of these examinations, TSYS believes that its liability for uncertain tax positions relating to these jurisdictions for such years is adequate.

GAAP prescribes a recognition threshold and measurement attribute for the financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. During the year ended December 31, 2016, TSYS increased its liability for uncertain income tax positions by a net amount of approximately $3.4 million. The Company is not able to reasonably estimate the amount by which the liability will increase or decrease over time; however, at this time, the Company does not expect any significant changes related to these obligations within the next twelve months.

A reconciliation of the beginning and ending amount of unrecognized tax liabilities is as follows [1]:

(in millions)	Year Ended December 31, 2016
Beginning balance	$13.1
Current activity:
Additions based on tax positions related to current year	3.4
Additions for tax positions of prior years	3.0
Decreases resulting from settlements with tax authorities	(3.0)
Net, current activity	3.4
Ending balance	$16.5

[1]	Unrecognized state tax liabilities are not adjusted for the federal tax impact.

TSYS recognizes potential interest and penalties related to the underpayment of income taxes as income tax expense in the Consolidated Statements of Income. Gross accrued interest and penalties on unrecognized tax benefits totaled $1.8 million and $0.7 million as of December 31, 2016 and December 31, 2015, respectively. The total amounts of unrecognized income tax benefits as of December 31, 2016 and December 31, 2015 that, if recognized, would affect the effective tax rates are $17.0 million and $13.2 million (net of the federal benefit on state tax issues), respectively, which includes interest and penalties of $1.2 million and $0.5 million, respectively.